Derivative instruments	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Derivative instruments

Note 12	Derivative instruments

As described in Note 1, in the normal course of business, we use various derivative instruments for both trading and ALM purposes. These derivatives limit, modify or give rise to varying degrees and types of risk.

$ millions, as at October 31		2022		2021
	Assets	Liabilities	Assets	Liabilities

Trading (Note 2)	$40,101	$46,278	$34,647	$30,040
ALM ( Note 2) (1)	2,934	6,062	1,265	2,061
	$43,035	$52,340	$35,912	$32,101

(1)	Comprised of derivatives that qualify for hedge accounting under IAS 39 and derivatives used for economic hedges.
Derivatives used by CIBC
The majority of our derivative contracts are OTC transactions, which consist of: (i) contracts that are bilaterally negotiated and settled between CIBC and the counterparty to the contract; and (ii) contracts that are bilaterally negotiated and then cleared through a central counterparty (CCP). Bilaterally negotiated and settled contracts are usually traded under a standardized International Swaps and Derivatives Association (ISDA) agreement with collateral posting arrangements between CIBC and its counterparties. Terms are negotiated directly with counterparties and the contracts have industry-standard settlement mechanisms prescribed by ISDA. Centrally cleared contracts are generally bilaterally negotiated and then novated to, and cleared through, a CCP. The industry promotes the use of CCPs to clear OTC trades. The central clearing of derivative contracts generally facilitates the reduction of credit exposures due to the ability to net settle offsetting positions. Consequently, derivative contracts cleared through CCPs generally attract less capital relative to those settled with non-CCPs.
The remainder of our derivative contracts are exchange-traded derivatives, which are standardized in terms of their amounts and settlement dates, and are bought and sold on organized and regulated exchanges. These exchange-traded derivative contracts consist primarily of options and futures.
Interest rate

derivatives
Forward rate agreements are OTC contracts that effectively fix a future interest rate for a period of time. A typical forward rate agreement provides that at a pre-determined future date, a cash settlement will be made between the counterparties based upon the difference between a contracted rate and a market rate to be determined in the future, calculated on a specified notional principal amount. No exchange of principal amount takes place. Certain forward rate agreements are bilaterally transacted and then novated and settled through a clearing house which acts as a CCP.
Interest rate swaps are OTC contracts in which two counterparties agree to exchange cash flows over a period of time based on rates applied to a specified notional principal amount. A typical interest rate swap would require one counterparty to pay a fixed market interest rate in exchange for a variable market interest rate determined from time to time, with both calculated on a specified notional principal amount. No exchange of principal amount takes place. Certain interest rate swaps are bilaterally transacted and then novated and settled through a clearing house which acts as a CCP.
Interest rate options are contracts in which one party (the purchaser of an option) acquires from another party (the writer of an option), in exchange for a premium, the right, but not the obligation, to either buy or sell, on a specified future date or within a specified time, a specified financial instrument at a contracted price. The underlying financial instrument has a market price which varies in response to changes in interest rates. Options are transacted in both OTC and exchange-traded markets.
Interest rate futures are standardized contracts transacted on an exchange. They are based upon an agreement to buy or sell a specified quantity of a financial instrument on a specified future date, at a contracted price. These contracts differ from forward rate agreements in that they are in standard amounts with standard settlement dates and are transacted through an exchange.
Foreign exchange derivatives
Foreign exchange forwards are OTC contracts in which one counterparty contracts with another to exchange a specified amount of one currency for a specified amount of a second currency, at a future date or range of dates.
Foreign exchange futures contracts are similar in mechanics to foreign exchange forward contracts except that they are in standard currency amounts with standard settlement dates and are transacted through an exchange.
Foreign exchange swap contracts comprise foreign exchange swaps and cross-currency interest rate swaps. Foreign exchange swaps are transactions in which a currency is simultaneously purchased in the spot market and sold for a different currency in the forward market, or vice versa. Cross-currency interest rate swaps are transactions in which counterparties exchange principal and interest flows in different currencies over a period of time. These contracts are used to manage both currency and interest rate exposures.
Credit derivatives
Credit derivatives are OTC contracts designed to transfer the credit risk in an underlying financial instrument (usually termed as a reference asset) from one counterparty to another. The most common credit derivatives are CDS and certain TRS.
CDS contracts provide protection against the decline in value of a reference asset as a result of specified credit events such as default or bankruptcy. These derivatives are similar in structure to an option whereby the purchaser pays a premium to the seller of the CDS contract in return for payment contingent on the occurrence of a credit event. The protection purchaser has recourse to the protection seller for the difference between the face value of the CDS contract and the fair value of the reference asset at the time of settlement. Neither the purchaser nor the seller under the CDS contract has recourse to the entity that issued the reference asset. Certain CDS contracts are cleared through a CCP.
In credit derivative TRS contracts, one counterparty agrees to pay or receive cash amounts based on the returns of a reference asset, including interest earned on these assets in exchange for amounts that are based on prevailing market funding rates. These cash settlements are made regardless of whether there is a credit event. Upon the occurrence of a credit event, the parties may either exchange cash payments according to the value of the defaulted assets or exchange cash based on the notional amount for physical delivery of the defaulted assets.
Equity derivatives
Equity swaps are OTC contracts in which one counterparty agrees to pay, or receive from the other, cash amounts based on changes in the value of a stock index, a basket of stocks or a single stock in exchange for amounts that are based either on prevailing market funding rates or changes in the value of a different stock index, basket of stocks or a single stock. These contracts generally include payments in respect of dividends.
Equity options give the purchaser of the option, for a premium, the right, but not the obligation, to buy from or sell to the writer of an option, an underlying stock index, basket of stocks, or a single stock at a contracted price. Options are transacted in both OTC and exchange markets.
Equity index futures are standardized contracts transacted on an exchange. They are based on an agreement to pay or receive a cash amount based on the difference between the contracted price level of an underlying stock index and its corresponding market price level at a specified future date. There is generally no actual delivery of stocks that comprise the underlying index. These contracts are in standard amounts with standard settlement dates.
Precious metal and other commodity derivatives
We also transact in other derivative products, including commodity forwards, futures, swaps and options, such as precious metal and energy-related products in both OTC and exchange markets.

Notional amounts
The notional amounts are not recorded as assets or liabilities, as they represent the face amount of the contract to which a rate or price is applied to determine the amount of cash flows to be exchanged. In most cases, notional amounts do not represent the potential gain or loss associated with market or credit risk of such instruments.
T
he following table presents the notional amounts of derivative instruments:

$ millions, as at October 31						2022		2021
	Residual term to contractual maturity
	Less than 1 year	1 to 5 years	Over 5 years	Total notional amounts	Trading	ALM	Trading	ALM

Interest rate derivatives
Over-the-counter

Forward rate agreements	$9,098	$2,228	$–	$11,326	$–	$11,326	$7,149	$5,611
Centrally cleared forward rate agreements	95,241	16,375	–	111,616	111,616	–	100,198	–
Swap contracts	55,981	123,774	88,270	268,025	246,336	21,689	243,655	23,205
Centrally cleared swap contracts	1,964,761	1,772,589	789,361	4,526,711	3,930,263	596,448	2,998,139	460,922
Purchased options	12,219	7,142	1,089	20,450	20,160	290	13,319	344
Written options	10,428	5,757	844	17,029	16,926	103	13,912	261
	2,147,728	1,927,865	879,564	4,955,157	4,325,301	629,856	3,376,372	490,343
Exchange-traded
Futures contracts	86,893	22,622	–	109,515	109,493	22	164,644	–
Purchased options	6	–	–	6	6	–	5,251	–
Written options	1,006	–	–	1,006	1,006	–	10,251	–
	87,905	22,622	–	110,527	110,505	22	180,146	–
Total interest rate derivatives	2,235,633	1,950,487	879,564	5,065,684	4,435,806	629,878	3,556,518	490,343
Foreign exchange derivatives
Over-the-counter
Forward contracts	699,241	26,247	1,589	727,077	719,885	7,192	709,628	6,937
Swap contracts	160,500	254,614	154,073	569,187	497,830	71,357	491,884	52,247
Purchased options	23,800	1,922	13	25,735	25,734	1	19,843	88
Written options	27,484	2,320	–	29,804	29,158	646	21,887	739
	911,025	285,103	155,675	1,351,803	1,272,607	79,196	1,243,242	60,011
Exchange-traded
Futures contracts	42	–	–	42	42	–	6	–
Total foreign exchange derivatives	911,067	285,103	155,675	1,351,845	1,272,649	79,196	1,243,248	60,011
Credit derivatives
Over-the-counter
Credit default swap contracts – protection purchased	1,305	533	376	2,214	2,195	19	2,210	27
Centrally cleared credit default swap contracts – protection purchased	203	633	1,019	1,855	1,801	54	1,524	123
Credit default swap contracts – protection sold	448	458	123	1,029	1,029	–	1,304	–
Centrally cleared credit default swap contracts – protection sold	–	320	378	698	698	–	377	–
Total credit derivatives	1,956	1,944	1,896	5,796	5,723	73	5,415	150
Equity derivatives
Over-the-counter	65,407	54,616	876	120,899	119,327	1,572	83,612	1,831
Exchange-traded	79,954	28,808	724	109,486	109,486	–	93,564	–
Total equity derivatives	145,361	83,424	1,600	230,385	228,813	1,572	177,176	1,831
Precious metal and other commodity derivatives (1)
Over-the-counter	27,969	25,404	564	53,937	53,926	11	48,028	–
Centrally cleared commodity derivatives	50	6	–	56	56	–	119	–
Exchange-traded	24,255	11,813	359	36,427	36,427	–	34,783	–
Total precious metal and other commodity derivatives	52,274	37,223	923	90,420	90,409	11	82,930	–
Total notional amount of which:	$3,346,291	$2,358,181	$1,039,658	$6,744,130	$6,033,400	$710,730	$5,065,287	$552,335
Over-the-counter (2)	3,154,135	2,294,938	1,038,575	6,487,648	5,776,940	710,708	4,756,788	552,335
Exchange-traded	192,156	63,243	1,083	256,482	256,460	22	308,499	–

(1)	Certain prior year information has been revised to conform to current year presentation.
(2)
For OTC derivatives that are not centrally cleared, $
1,695.3 billion (2021:
$1,622.2 billion) are with counterparties that have two-way collateral posting arrangements, $
53.0 billion (2021: $
37.1 billion) are with counterparties that have one-way collateral posting arrangements, and $98.4 billion (
2021
: $88.4 billion) are with counterparties that have no collateral posting arrangements. Counterparties with whom we have more than insignificant OTC derivative portfolios and one-way collateral posting arrangements are either sovereign entities or supra national financial institutions
.

Risk
In the following sections, we discuss the risks related to the use of derivatives and how we manage these risks.
Market risk
Derivatives are financial instruments where valuation is linked to changes in interest rates, foreign exchange rates, equity, commodity, credit prices or indices. Changes in value as a result of the aforementioned risk factors are referred to as market risk.
Market risk arising from derivative trading activities is managed in order to mitigate risk in line with CIBC’s risk appetite. To manage market risk, we set market risk limits and may enter into hedging transactions.
Credit risk
Credit risk arises from the potential for a counterparty to default on its contractual obligations and the possibility that prevailing market conditions are such that a loss would occur in replacing the defaulted transaction.
We limit the credit risk of OTC derivatives through the use of ISDA master netting agreements, collateral, CCPs and other credit mitigation techniques. We clear eligible derivatives through CCPs in accordance with various global initiatives. Where feasible, we novate existing bilaterally negotiated and settled derivatives to a CCP in an effort to reduce CIBC’s credit risk exposure. We establish counterparty credit limits and limits for CCP exposures based on a counterparty’s creditworthiness and the type of trading relationship with each counterparty (underlying agreements, business volumes, product types, tenors, etc.).
We negotiate netting agreements to contain the build-up of credit exposure resulting from multiple transactions with more active counterparties. Such agreements provide for the simultaneous close-out and netting of all transactions with a counterparty, in the case of a counterparty default. A number of these agreements incorporate a Credit Support Annex, which is a bilateral security agreement that, among other things, provides for the exchange of collateral between parties in the event that one party’s exposure to the other exceeds agreed upon thresholds.
Credit risk on exchange-traded futures and options is limited, as these transactions are standardized contracts executed on established exchanges, whose CCPs assume the obligations of both counterparties. Similarly, swaps that are centrally cleared represent limited credit risk because these transactions are novated to the CCP, which assumes the obligations of the original bilateral counterparty. All exchange-traded and centrally cleared contracts are subject to initial margin and daily settlement of variation margins, designed to protect participants from losses incurred from a counterparty default.
A CVA is determined using the fair value based exposure we have on derivative contracts. We believe that we have made appropriate fair value adjustments to date. The establishment of fair value adjustments involves estimates that are based on accounting processes and judgments by management. We evaluate the adequacy of the fair value adjustments on an ongoing basis. Market and economic conditions relating to derivative counterparties may change in the future, which could result in significant future losses.
The following table summarizes our credit exposure arising from derivatives, which includes the current replacement cost, credit equivalent amount and risk-weighted amount.
For the majority of OTC derivative transactions, we use the Internal Model Method (IMM) for the determination of the EAD, using models that simulate the underlying risk factors and reflect netting and collateral agreements. For the minority of derivative transactions where we do not have regulatory approval to use IMM, we used the Standardized Approach for Counterparty Credit Risk (SA-CCR).

$ millions, as at October 31					2022					2021
	Current replacement cost (1)			Credit equivalent amount (2)	Risk- weighted amount	Current replacement cost (1)			Credit equivalent amount (2)	Risk- weighted amount
	Trading	ALM	Total			Trading	ALM	Total
Interest rate derivatives
Over-the-counter

Forward rate agreements	$–	$–	$–	$7	$2	$–	$4	$4	$35	$31
Swap contracts	939	40	979	2,223	422	2,116	141	2,257	4,182	1,360
Purchased options	21	–	21	35	16	14	2	16	26	14
Written options	–	–	–	7	3	4	–	4	8	4
	960	40	1,000	2,272	443	2,134	147	2,281	4,251	1,409
Exchange-traded	–	–	–	198	7	3	–	3	332	10
	960	40	1,000	2,470	450	2,137	147	2,284	4,583	1,419
Foreign exchange derivatives
Over-the-counter
Forward contracts	1,966	574	2,540	6,293	1,922	943	196	1,139	4,027	1,335
Swap contracts	366	394	760	2,928	721	452	389	841	2,684	751
Purchased options	325	–	325	767	267	144	14	158	156	54
Written options	29	–	29	139	46	40	–	40	50	19
	2,686	968	3,654	10,127	2,956	1,579	599	2,178	6,917	2,159
Credit derivatives
Over-the-counter
Credit default swap contracts
– protection purchased	2	–	2	164	19	3	1	4	105	16
– protection sold	–	–	–	44	11	1	–	1	18	7
	2	–	2	208	30	4	1	5	123	23
Equity derivatives
Over-the-counter	124	51	175	3,788	926	254	79	333	3,910	935
Exchange-traded	10	–	10	2,546	87	1,310	–	1,310	6,298	195
	134	51	185	6,334	1,013	1,564	79	1,643	10,208	1,130
Precious metal and other commodity derivatives (3)
Over-the-counter	3,801	–	3,801	6,051	1,655	4,147	4	4,151	6,374	1,876
Exchange-traded	12	–	12	3,060	122	17	–	17	2,559	102
	3,813	–	3,813	9,111	1,777	4,164	4	4,168	8,933	1,978
RWA related to non-trade exposures to central counterparties					366					306
RWA related to CVA charge					6,696					7,174
Total derivatives	$7,595	$1,059	$8,654	$28,250	$13,288	$9,448	$830	$10,278	$30,764	$14,189

(1)	Current replacement cost reflects the current mark-to-market (MTM) value of derivatives offset by eligible financial collateral, where present.
(2)
Under IMM, expected effective positive exposure (EEPE) is used
, which computes, through simulation, the expected exposures with consideration to the expected movements in underlying risk factor and netting/collateral agreements. The EAD is calculated as EEPE multiplied by the prescribed alpha factor of 1.4. The EAD under SA-CCR is calculated as the sum of replacement cost and potential future exposure, multiplied by the prescribed alpha factor of 1.4.

(3)	Certain prior year information has been revised to conform to current year presentation.
The following table presents the current replacement cost of derivatives by geographic region based on the location of the derivative counterparty:

$ millions, as at October 31				2022				2021
	Canada	U.S.	Other countries	Total	Canada	U.S.	Other countries	Total
Derivative instruments
By counterparty type
Financial institutions	$1,245	$223	$1,151	$2,619	$558	$1,693	$1,130	$3,381
Governments	1,016	–	35	1,051	641	1	17	659
Corporate	1,167	3,247	570	4,984	1,824	3,445	969	6,238
Total derivative instruments	$3,428	$3,470	$1,756	$8,654	$3,023	$5,139	$2,116	$10,278